Financial Instruments Risk	12 Months Ended
Mar. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial Instruments Risk	Financial Instruments Risk
The Company is exposed to a variety of financial instrument related risks. The Board mitigates these risks by assessing, monitoring and approving the Company’s risk management processes.

(a)Credit risk

Credit risk is the risk of a potential loss to the Company if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company is moderately exposed to credit risk from its cash and cash equivalents, accounts receivable and loans receivable. The risk exposure is limited to their carrying amounts reflected on the consolidated statements of financial position. The risk for cash and cash equivalents is mitigated by holding these instruments with highly rated Canadian financial institutions. Certain restricted funds in the amount of $38.8 million are retained by an insurer under the Segregated Accounts Companies Act governed by the Bermuda Monetary Authority. As the Company does not invest in asset-backed deposits or investments, it does not expect any credit losses. The Company periodically assesses the quality of its investments and is satisfied with the credit rating of the financial institutions and the investment grade of its Guaranteed Investment Certificates (“GICs”). The Company mitigates the credit risk associated with the loans receivable by managing and monitoring the underlying business relationship.

The Company provides credit to certain customers in the normal course of business and has established credit evaluation and monitoring processes to mitigate credit risk. Credit risk is generally limited for receivables from government bodies, which generally have low default risk. Credit risk for non-government customers is assessed on a case-by-case basis and a provision is recorded where required. As of March 31, 2024, $22.8 million of accounts receivable, net of allowances, are from non-government wholesale customers (March 31, 2023 – $20.9 million).

As at March 31, 2024, two customers made up 10% or more of trade accounts receivable (March 31, 2023 – three customers).

As at March 31, 2024, the provision for estimated credit losses is $1.3 million (March 31, 2023 – $3.4 million). During the year ended March 31, 2024, the Company wrote off $2.1 million (March 31, 2023 – $5.0 million), and recognized an additional provision for estimated credit losses of nil (nine months ended March 31, 2023 – nil) recorded in the consolidated statements of loss and comprehensive loss.

The Company’s aging of trade receivables, net was as follows:

	March 31, 2024	March 31, 2023
	$	$
0 – 60 days	33,239	28,355
61+ days	7,303	6,661
	40,542	35,016

The Company’s undiscounted contractual cash flows from lease receivables is as follows:

		March 31, 2024
		$
Next 12 months		2,897
Over 1 year to 2 years		2,023
Over 2 years to 3 years		1,919
Over 3 years to 4 years		1,628
Over 4 years to 5 years		1,046
Thereafter		504
Total undiscounted lease payments receivable		10,017
Unearned finance income		(1,214)
Total lease receivable		8,803
Current	Note 4	(2,460)
Long-term		6,343
(b)     Liquidity risk

The composition of the Company’s accounts payable and accrued liabilities was as follows:

	March 31, 2024	March 31, 2023
	$	$
Trade payables	20,325	21,942
Accrued liabilities	20,097	33,608
Payroll liabilities	15,496	12,610
Excise tax payable	2,107	2,611
Income and sales tax payable	1,940	161
Other payables	145	486
	60,110	71,418

In addition to the commitments outlined in Note 25, the Company has the following undiscounted contractual obligations as at March 31, 2024, which are expected to be payable in the following respective periods:

	Total	≤1 year	Over 1 year - 3 years	Over 3 years - 5 years	> 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	58,563	58,563	—	—	—
Lease liabilities (2)	93,656	7,678	21,180	13,698	51,100
Loans and borrowings	57,259	52,361	4,898	—	—
Capital commitments(3)	3,217	3,217	—	—	—
	212,695	121,819	26,078	13,698	51,100
(1)Assumes the principal balance of the debentures outstanding at March 31, 2024 remains unconverted and includes the estimated interest payable until the maturity date.
(2)Includes interest payable until maturity date.
(3)Relates to remaining commitments that the Company has made to vendors for equipment purchases and capital projects pertaining to existing construction.

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with its financial liabilities when they are due. The Company manages liquidity risk through the management of its capital structure and resources to ensure that it has sufficient liquidity to settle obligations and liabilities when they are due. Our ability to fund our operating requirements depends on future operating performance and cash flows, which are subject to economic, financial, competitive, business and regulatory conditions, and other factors, some of which are beyond our control. Our primary short-term liquidity needs are to fund our net operating losses, capital expenditures to maintain existing facilities, convertible debenture repayment and lease payments. Our medium-term liquidity needs primarily relate lease payments and our long-term liquidity needs primarily relate to potential strategic plans.

As of March 31, 2024, the Company has access to the following capital resources available to fund operations and obligations:

•$113.4 million cash and cash equivalents; and
•access to the 2023 Shelf Prospectus (as defined below). The Company currently has access to securities registered for sale under the 2023 Shelf Prospectus currently covering U.S.$650.0 million of issuable securities. Of the U.S.$650.0 million of securities registered under the 2023 Shelf Prospectus and corresponding registration statement on form F-10 filed with the U.S. Securities and Exchange Commission in the U.S., approximately U.S.$225.3 million is allocated to the potential exercise of currently outstanding warrants issued in financing transactions from 2022. Following the closing of the bought deal offering on October 3, 2023 and the expiration of warrants during the year approximately U.S.$396.4 million is available for potential new issuances of Common Shares, warrants, options, subscription receipts, debt securities or any combination thereof during the 25-month period that the 2023 Shelf Prospectus remains effective. Volatility in the cannabis industry, stock market and the Company’s share price may impact the amount and our ability to raise financing under the 2023 Shelf Prospectus.

Based on all of the aforementioned factors, the Company believes that its reduction of operating costs, current liquidity position, and access to the 2023 Shelf Prospectus are adequate to fund operating activities and cash commitments for investing, financing and strategic activities for the foreseeable future. In addition, the Company could access restricted cash of $61.4 million relating to its self-insurance policy, if necessary.
(c) Market risk

Market risk is the risk that changes in the market related factors, such as foreign exchange rates and interest rates, will affect the Company’s (loss) income or the fair value of its financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters.
(i)     Currency risk

The operating results and financial position of the Company are reported in Canadian dollars. As the Company operates internationally, certain of the Company’s financial instruments and transactions are denominated in currencies other than the Canadian dollar. The results of the Company’s operations are, therefore, subject to currency transaction and translation risks.

The Company’s main risk is associated with fluctuations in Euros, Australian dollars and U.S. dollars. The Company holds cash in Canadian dollars, U.S. dollars, Australian dollars and Euros; U.S.$0.4 million (March 31, 2023 – U.S.$7.1 million) of warrant derivative liabilities are exercisable in U.S. dollars. Assets and liabilities are translated based on the Company’s foreign currency translation policy.

The Company has determined that as at March 31, 2024, the effect of a 10% increase or decrease in Euros, Australian dollars, and U.S. dollars against the Canadian dollar on financial assets and liabilities would result in an increase or decrease of approximately $1.9 million (March 31, 2023 – $15.2 million) to net loss and $6.7 million (March 31, 2023 – $11.4 million) to consolidated statements of loss and comprehensive loss for the nine months ended March 31, 2023.

(ii)    Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of financial instruments will fluctuate due to changes in market interest rates. Cash and cash equivalents bear interest at market rates. The Company is exposed to interest rate risk on the variable rate of interest on its term credit facilities which is based on the prime rate plus a margin. Otherwise, the Company’s other financial liabilities as at March 31, 2024, consisted of short term, non-interest bearing accounts and as a result are not impacted by changes in market interest rates.

(iii)     Price risk

Price risk is the risk of variability in fair value due to movements in equity or market prices. The Company’s warrant derivative liabilities, marketable securities and investments are susceptible to price risk arising from uncertainties about their future outlook, future values and the impact of market conditions. The fair value of warrant derivative liabilities, marketable securities and derivative investments held in publicly traded entities are based on quoted market prices which the warrants or investment shares can be exchanged for. The fair value of marketable securities and derivatives held in privately-held entities are based on various valuation techniques, as detailed in Note 28, and is dependent on the type and terms of the security.

If the fair value of these financial assets and liabilities were to increase or decrease by 10% as of March 31, 2024, the Company would incur an associated increase or decrease in loss and comprehensive loss of approximately nil (March 31, 2023 – $2.5 million). Refer to Note 7 of the financial statements for details on the fair value of marketable securities and derivatives investments and Note 18(c) for details on the warrant derivative liabilities.